Schedule of investments
Delaware Tax-Free Arizona Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.25%
Corporate Revenue Bonds — 5.12%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project) Series A 144A 7.75% 7/1/50 #	285,000	$288,229
Chandler Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	1,000,000	1,056,230
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,830,140
		4,174,599
Education Revenue Bonds — 22.76%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	1,160,700
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	371,259
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	297,935
144A 6.00% 7/1/47 #	400,000	468,560

(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 144A 5.00% 7/15/49 #	375,000	414,495
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	539,530
(Equitable School Revolving Fund) Series A 4.00% 11/1/49	1,600,000	1,802,592
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	405,199
(Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects) Series A 144A 5.75% 7/15/48 #	250,000	282,402
(Somerset Academy of Las Vegas - Lone Mountain Campus Project) Series A 144A 5.00% 12/15/49 #	500,000	534,220
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,003,300
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.00% 5/15/31	645,000	678,488
NQ-322 [11/20] 1/21 (1471939)    1

Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	$277,385
(Creighton University Project) 4.00% 7/1/50	1,000,000	1,086,710
(Great Hearts Arizona Projects) Series A 5.00% 7/1/52	725,000	853,108
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	867,849
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	500,000	606,595
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,290,263
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	512,040
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,094,360
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,088,440
Pima County Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 5.00% 6/15/47 #	100,000	101,668
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #	500,000	508,260
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	750,645
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	553,617
		18,549,620
Electric Revenue Bonds — 5.55%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	41,250
Series AAA 5.25% 7/1/25 ‡	35,000	26,338
Series WW 5.00% 7/1/28 ‡	245,000	183,750
Series XX 4.75% 7/1/26 ‡	35,000	26,058
Series XX 5.25% 7/1/40 ‡	355,000	267,137
Series XX 5.75% 7/1/36 ‡	125,000	94,687
Series ZZ 4.75% 7/1/27 ‡	30,000	22,350
2    NQ-322 [11/20] 1/21 (1471939)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	45,000	$33,863
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	2,000,000	2,527,620
Series A 5.00% 1/1/47	1,000,000	1,298,300
		4,521,353
Healthcare Revenue Bonds — 22.03%
Arizona Health Facilities Authority Hospital System Revenue
(Phoenix Children's Hospital) Series A 5.00% 2/1/34	995,000	1,038,800
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,139,230
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	145,000	126,483
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	44,531
Series B 5.125% 1/1/54	65,000	52,680

(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #	500,000	383,790
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,500,000	1,703,070
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	270,000	270,267
5.25% 11/15/46	415,000	410,925

(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	1,123,930
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	208,698
5.00% 11/15/53	300,000	311,757

(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	375,000	386,209
Maricopa County Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,148,690
Series A 4.00% 1/1/44	1,500,000	1,750,020
NQ-322 [11/20] 1/21 (1471939)    3

Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	$409,078
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33	790,000	805,207
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,225,896
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	828,536
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,708,815
Series A 5.25% 8/1/33	2,000,000	2,200,200
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	331,418
Series A 5.25% 8/1/32	300,000	340,617
		17,948,847
Lease Revenue Bonds — 5.54%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,003,710
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	364,826
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	685,000	687,000
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.00% 7/1/49	2,000,000	2,458,700
		4,514,236
4    NQ-322 [11/20] 1/21 (1471939)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 4.30%
Maricopa County High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,000,000	$1,177,590
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	721,269
Maricopa County Unified School District No. 69 Paradise Valley
4.00% 7/1/39	600,000	727,470
Maricopa County Unified School District No. 95 Queen Creek
(School Improvement) 4.00% 7/1/35	500,000	588,305
Pinal County Community College District
4.00% 7/1/31	250,000	286,860
		3,501,494
Pre-Refunded Bonds — 3.74%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health) Series A 5.00% 1/1/43-22 §	500,000	525,725
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	516,940
6.40% 7/1/47-21 §	500,000	517,225
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	10,689
Series A 5.00% 6/1/38-23 §	1,000,000	1,119,240
Unrefunded Series A 5.00% 6/1/25-22 §	335,000	358,085
		3,047,904
Special Tax Revenue Bonds — 15.22%
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	1,548,650	1,126,643
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	620,263
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,199,430
NQ-322 [11/20] 1/21 (1471939)    5

Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	$562,320
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,635,000	3,949,173
Series A-1 5.00% 7/1/58	750,000	827,228
Series A-1 5.286% 7/1/46 ^	1,970,000	591,315
Series A-2 4.329% 7/1/40	2,745,000	2,934,295
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	589,885
		12,400,552
State General Obligation Bonds — 2.13%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	235,000	152,750
Series A 5.125% 7/1/37 ‡	1,000,000	667,500
Series A 5.375% 7/1/33 ‡	270,000	195,750
Series A 8.00% 7/1/35 ‡	355,000	232,525
Series B 5.75% 7/1/38 ‡	680,000	486,200
		1,734,725
Transportation Revenue Bonds — 5.65%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	608,680
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series B 5.00% 7/1/49 (AMT)	400,000	483,004
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	553,975
5.00% 7/1/32 (AMT)	500,000	546,470
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,198,370
Series B 5.00% 7/1/37	1,000,000	1,216,320
		4,606,819
Water & Sewer Revenue Bonds — 6.21%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,175,130
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	731,586
6    NQ-322 [11/20] 1/21 (1471939)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	$294,647
Mesa Utility System Revenue
4.00% 7/1/31	850,000	987,768
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,253,160
5.00% 7/1/31	500,000	620,340
		5,062,631
Total Municipal Bonds (cost $74,945,838)		80,062,780
Total Value of Securities—98.25% (cost $74,945,838)		80,062,780
Receivables and Other Assets Net of Liabilities—1.75%		1,426,891
Net Assets Applicable to 6,953,329 Shares Outstanding—100.00%		$81,489,671
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $6,110,546, which represents 7.50% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
NQ-322 [11/20] 1/21 (1471939)    7

Schedule of investments
Delaware Tax-Free Arizona Fund (Unaudited)
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
USD – US Dollar
8    NQ-322 [11/20] 1/21 (1471939)